Average Annual Total Returns		12 Months Ended	45 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Innovator Growth Accelerated ETF - Quarterly
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		13.61%	9.61%
Performance Inception Date	Mar. 31, 2021
Innovator Growth Accelerated ETF - Quarterly | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		13.61%	9.61%
Innovator Growth Accelerated ETF - Quarterly | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.06%	7.60%
Nasdaq-100 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Nasdaq-100 Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		21.02%	15.73%
Nasdaq-100 Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Nasdaq-100 Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		20.17%	14.82%